Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Future Minimum Lease Payments under Non-cancellable Operating Leases

As of December 31, 2018, the Group’s future minimum lease payments under non-cancellable operating leases are as follows:

RMB
2019	15,658
2020	14,466
2021	13,440
2022	12,682
2023	3,461
Thereafter	6,098

Total minimum lease payments	65,805

Capital Commitments	As of December 31, 2018, the Group had capital commitments as follows:

RMB
Contracted for but not provided
- property	1,103
- telecommunications network plant and equipment	14,200

15,303